Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trust Pass-through Securities

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2021	2020
USD 225 million 1)	7.65%	Semi-annually, December 1	1996/2026	n.a.	82	85
USD 190 million 1)	7.625%	Semi-annually, November 15	1997/2037	n.a.	43	40

At December 31					126	126

Fair value of trust pass-through securities					139	142
1	Issued by a subsidiary of, and guaranteed by Aegon N.V.